Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Common Stock Shares Activity
The following table summarizes common stock share activity for the three months ended March 31, 2015:

Shares of Common Stock
Balance, December 31, 2014	8,512,103
Common stock issued through employee stock purchase plan	15,107
Balance, March 31, 2015	8,527,210

The following table summarizes common stock share activity for the years ended December 31, 2014 and 2013:

Shares of Common Stock
Balance, December 31, 2012	335,782
Exercise of stock options	220
Repurchase of common stock	(1,934)
Balance, December 31, 2013	334,068
Exercise of stock options	416
Conversion of preferred stock	1,691,884
Exercise of common stock warrants	275,687
Common stock issued through IPO	6,200,000
Common stock issued through employee stock purchase plan	10,048
Balance, December 31, 2014	8,512,103

Schedule of Reserved Shares of Common Stock for Future Issuance
The Company had reserved shares of common stock for future issuance as follows:

	March 31, 2015	December 31, 2014
Outstanding stock options	575,416	615,322
Outstanding Series C-1 Preferred warrants	14,033	14,033
For possible future issuance under 2014 Equity Incentive Plan (Note 8)	561,000	180,610
For possible future issuance under Employee Stock Purchase Plan (Note 8)	52,050	37,746
For possible future issuance under 2015 Inducement Plan (Note 8)	450,000	—
Total common shares reserved for future issuance	1,652,499	847,711

The Company had reserved shares of common stock for future issuance as follows:

	As of	As of
	December 31, 2014	December 31, 2013
For conversion of Series A Preferred, Series B Preferred, Series C Preferred, Series C-2 Preferred, Series D-1 Preferred, and Series D-2 Preferred and exercise of warrants to purchase Series C-1 Preferred and subsequent conversion of the shares purchased	—	1,675,812
Outstanding stock options	615,322	137,610
Outstanding common stock warrants	—	257,242
Outstanding Series C-1 convertible preferred stock warrants	14,033	13,879
For possible future issuance under stock option plan	180,610	49,734
For possible future issuance under employee stock purchase plan	37,746	—
Total common shares reserved for future issuance	847,711	2,134,277